Representations and Warranties Obligations and Corporate Guarantees - Outstanding Claims (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Guarantor Obligations [Line Items]
Outstanding Claims By Counterparty	$ 14,252,000,000	[1],[2]	$ 10,687,000,000	[1],[2]
Outstanding Claims By Product Type	14,252,000,000	[2]	10,687,000,000	[2]
Table Details [Abstract]
Loss On Repurchase Or Reimbursement Of Repurchase Claims For First Lien Mortgages And Home Equity Loans From The Investor Or Securitization Trust	1,700,000,000		1,700,000,000
GSEs [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Counterparty	6,258,000,000	[2]	2,821,000,000	[2]
Monoline [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Counterparty	3,082,000,000	[2]	4,678,000,000	[2]
Whole loan sale, private-label securitizations and other [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Counterparty	4,912,000,000	[1],[2]	3,188,000,000	[1],[2]
Prime loans [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Product Type	3,928,000,000	[2]	2,040,000,000	[2]
Alt [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Product Type	2,333,000,000	[2]	1,190,000,000	[2]
Home Equity [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Product Type	2,872,000,000	[2]	3,658,000,000	[2]
Pay option [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Product Type	3,588,000,000	[2]	2,889,000,000	[2]
Subprime [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Product Type	891,000,000	[2]	734,000,000	[2]
Other Product Type [Member]
Guarantor Obligations [Line Items]
Outstanding Claims By Product Type	$ 640,000,000	[2]	$ 176,000,000	[2]

[1]	Amounts for December 31, 2011 and 2010 included $1.7 billion in demands contained in correspondence from private-label securitizations investors in the Covered Trusts that do not have the right to demand repurchase of loans directly or the right to access loan files. For additional information, see Settlement with Bank of New York Mellon, as Trustee in this Note.
[2]	Excludes certain MI rescission notices. However, includes $1.2 billion of repurchase requests received from the GSEs that have resulted solely from MI rescission notices. For additional information, see Mortgage Insurance Rescission Notices in this Note.